Disclosure of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	$ 34
Intangible assets, closing amount	46	$ 34
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	34	35
Additions	24	9
Amortization	(12)	(10)
Intangible assets, closing amount	46	34
Computer software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	88	79
Intangible assets, closing amount	112	88
Computer software [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	(54)	(44)
Intangible assets, closing amount	$ (66)	$ (54)